Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	BASIC MATERIALS — 1.8%
4,369	Celanese Corp.	$608,515
7,504	International Paper Co.	326,649
7,240	Sylvamo Corp.*	252,676
		1,187,840
	COMMUNICATIONS — 11.3%
531	Alphabet, Inc. - Class A*	1,434,305
177	Alphabet, Inc. - Class C*	477,514
546	Amazon.com, Inc.*	1,676,908
8,348	Cisco Systems, Inc./Delaware	465,568
2,258	Expedia Group, Inc.*	442,817
4,156	Meta Platforms, Inc. - Class A*	877,041
2,521	Nice Ltd. - ADR*,1	570,376
4,058	T-Mobile US, Inc.*	499,986
10,418	Verizon Communications, Inc.	559,134
4,029	Walt Disney Co.*	598,145
		7,601,794
	CONSUMER, CYCLICAL — 8.9%
8,189	BJ's Wholesale Club Holdings, Inc.*	514,843
4,123	Caesars Entertainment, Inc.*	347,115
6,817	General Motors Co.*	318,490
3,509	Home Depot, Inc.	1,108,248
8,389	Kohl's Corp.	466,596
3,766	NIKE, Inc. - Class B	514,247
8,256	PulteGroup, Inc.	409,993
5,761	Starbucks Corp.	528,802
5,137	Tapestry, Inc.	210,103
13,071	Univar Solutions, Inc.*	401,410
10,777	Vista Outdoor, Inc.*	392,822
5,517	Walmart, Inc.	745,678
		5,958,347
	CONSUMER, NON-CYCLICAL — 21.7%
5,667	AbbVie, Inc.	837,413
2,355	Amgen, Inc.	533,360
4,224	Baxter International, Inc.	358,913
6,842	Bristol-Myers Squibb Co.	469,840

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,337	Cintas Corp.	$501,803
5,966	Colgate-Palmolive Co.	459,084
7,767	CVS Health Corp.	805,050
2,949	Danaher Corp.	809,235
4,418	Edwards Lifesciences Corp.*	496,451
1,617	Eli Lilly & Co.	404,169
3,864	Hershey Co.	781,533
4,779	Johnson & Johnson	786,480
1,937	Laboratory Corp. of America Holdings*	525,431
1,372	Molina Healthcare, Inc.*	421,026
1,585	Moody's Corp.	510,418
10,681	Organon & Co.	398,722
5,606	PepsiCo, Inc.	917,926
4,747	Pfizer, Inc.	222,824
8,825	Procter & Gamble Co.	1,375,729
1,635	Stryker Corp.	430,577
5,570	Sysco Corp.	485,147
1,024	Thermo Fisher Scientific, Inc.	557,056
2,704	UnitedHealth Group, Inc.	1,286,752
5,550	Vir Biotechnology, Inc.*	139,804
		14,514,743
	ENERGY — 5.4%
7,740	Chevron Corp.	1,114,560
11,133	ConocoPhillips	1,056,076
15,753	Devon Energy Corp.	938,091
23,142	Marathon Oil Corp.	522,084
		3,630,811
	FINANCIAL — 15.3%
4,944	American Express Co.	961,806
1,984	Ameriprise Financial, Inc.	594,783
3,048	Assurant, Inc.	517,276
21,097	Bank of America Corp.	932,487
466	BlackRock, Inc.	346,653
2,232	Charles Schwab Corp.	188,515
2,852	Crown Castle International Corp. - REIT	475,115
6,122	Equity LifeStyle Properties, Inc. - REIT	456,824

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
8,681	Hartford Financial Services Group, Inc.	$603,156
5,110	JPMorgan Chase & Co.	724,598
28,136	KeyCorp	705,369
3,417	Life Storage, Inc. - REIT	432,558
5,080	Marsh & McLennan Cos., Inc.	789,483
9,265	MetLife, Inc.	625,851
2,920	Mid-America Apartment Communities, Inc. - REIT	597,461
7,501	State Street Corp.	640,060
3,309	Western Alliance Bancorp	310,186
3,143	Wintrust Financial Corp.	312,288
		10,214,469
	INDUSTRIAL — 6.8%
1,414	Boeing Co.*	290,351
3,796	Caterpillar, Inc.	712,054
1,125	Deere & Co.	405,022
2,360	EMCOR Group, Inc.	272,674
2,600	FedEx Corp.	577,902
3,280	Honeywell International, Inc.	622,380
4,818	MasTec, Inc.*	379,466
4,557	Republic Services, Inc.	548,116
1,074	Rockwell Automation, Inc.	286,307
2,783	Tetra Tech, Inc.	441,857
		4,536,129
	TECHNOLOGY — 22.3%
2,624	Accenture PLC - Class A1	829,237
6,094	Advanced Micro Devices, Inc.*	751,634
1,034	ANSYS, Inc.*	335,212
15,329	Apple, Inc.	2,531,125
5,372	Applied Materials, Inc.	720,922
1,526	CACI International, Inc. - Class A*	426,960
2,487	Cadence Design Systems, Inc.*	376,606
2,178	Fortinet, Inc.*	750,365
1,051	Intuit, Inc.	498,563
4,205	Manhattan Associates, Inc.*	562,124
7,695	Microsoft Corp.	2,299,189
5,629	NVIDIA Corp.	1,372,632

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,153	QUALCOMM, Inc.	$542,284
3,874	salesforce.com, Inc.*	815,593
2,752	Synaptics, Inc.*	628,639
2,435	Synopsys, Inc.*	760,670
4,478	Tenable Holdings, Inc.*	247,902
2,881	Texas Instruments, Inc.	489,741
		14,939,398
	UTILITIES — 2.5%
9,657	American Electric Power Co., Inc.	875,407
5,929	NextEra Energy, Inc.	464,063
5,139	Southern Co.	332,853
		1,672,323
	TOTAL COMMON STOCKS
	(Cost $43,027,743)	64,255,854
	SHORT-TERM INVESTMENTS — 4.1%

Principal Amount
$2,727,446	UMB Bank demand deposit, 0.01% [2]	2,727,446
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,727,446)	2,727,446
	TOTAL INVESTMENTS — 100.1%
	(Cost $45,755,189)	66,983,300
	Liabilities in Excess of Other Assets — (0.1)%	(56,750)
	TOTAL NET ASSETS — 100.0%	$66,926,550

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.